Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.45

Client Name:	XXX
Client Project Name:	AOMT XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Loan Level Tape Compare Upload
Loans in Report	XXX

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2024110329	XXX	Combined LTV	XXX	XXX
2024110329	XXX	Original LTV	XXX	XXX

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